Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Concentrations of customers and suppliers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable | Supplier Concentration Risk | One Supplier
Concentrations of credit risk
Concentration risk (as a percent)	16.00%
Accounts Payable | Supplier Concentration Risk | Three Suppliers
Concentrations of credit risk
Concentration risk (as a percent)		57.00%
One Customer | Revenue from benchmark customer | Customer concentration risk
Concentrations of credit risk
Concentration risk (as a percent)	46.00%	73.00%
One Customer | Accounts receivables | Credit concentration risk
Concentrations of credit risk
Concentration risk (as a percent)		83.00%
Three Customers | Accounts receivables | Credit concentration risk
Concentrations of credit risk
Concentration risk (as a percent)	34.00%